Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The Group’s consolidated financial statements as of December 31, 2024 and 2023, the results of its operations, its changes in equity and its cash flows for each of the three years in the period ended December 31, 2024, have been prepared in accordance with IFRS® Accounting Standards, as issued by the International Accounting Standards Board (“IASB”). The material accounting policies described below have been applied on a consistent basis, unless noted otherwise.

The consolidated financial statements have been prepared on the basis of historical cost.

The Group classifies its expenses on the statement of loss based on the functions of such expenses.

The preparation of financial statements in conformity with IFRS® Accounting Standards requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 4. Actual results may differ materially from estimates and assumptions used by the Company management.

Principles of consolidation
b.	Principles of consolidation

Consolidated entities are all entities over which the Parent Company has control. Consolidated entities are fully consolidated from the date on which control of such entities is transferred to the Parent Company.

Inter-company transactions and balances between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Joint ventures
c.	Joint ventures

Joint ventures are joint arrangements in which the Group has rights to the net assets of the arrangement.

Joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The consolidated financial statements include the Group’s share of the income and expenses in profit or loss of equity accounted investees and of their other comprehensive income, after adjustments to align the accounting policies with those of the Group, from the date that a joint control commences until the date that joint control ceases.

Functional and presentation currency
d.	Functional and presentation currency

Swedish kronor (SEK) is the Parent Company’s functional currency. The Group’s presentation currency as used in these consolidated financial statements is the USD.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

Functional currency - Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the functional currency of the Parent Company are translated into the functional currency of the Parent Company as follows: assets and liabilities for each financial position presented are translated at the closing rate at the date of that financial position. Income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. When a foreign entity is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Presentation currency - Parent Company

The results and financial position from the Parent Company’s functional currency are translated into the presentation currency using the following procedures: assets and liabilities for each financial position presented are translated at the closing rate at the date of that financial position. Income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. Such exchange differences arising on translation to the presentation currency will not be reclassified to profit or loss.

Cash and cash equivalents
e.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use and are therefore considered to be cash equivalents. The fair value of cash equivalents approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Short term bank deposits
f.	Short term bank deposits

Short term bank deposits are bank deposit for periods of up to one year. The fair value of short term bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Restricted short term bank deposits
g.	Restricted short term bank deposits

Restricted short term bank deposits are short term bank deposits that are restricted as to withdrawal or use. These deposits are subject to regulatory restrictions and are therefore not available for general use by the Group. The fair value of restricted short term bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Property and equipment
h.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that Group management believes the residual values of the assets to be negligible, as follows:

%
Plant and equipment	10
Office equipment	33
Land	-

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Financial assets and financial liabilities
i.	Financial assets and financial liabilities

Financial assets and liabilities are initially recognized at fair value and, in the case of loan liabilities, net of directly attributable transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price. The Group’s financial liabilities include current and non-current interest-bearing liabilities, leasing liabilities, trade payables and other current liabilities. The Group’s financial assets include trade and other receivables and bank balances. The Group’s financial assets and liabilities are measured at amortized cost.

The Group recognizes a loss allowance for expected credit losses on a financial asset that is measured at amortized cost. On each financial position date, the Group recognizes the change in expected credit losses in profit or loss. The Group had no material credit losses in 2024, 2023 and 2022.

Loans and borrowings
j.	Loans and borrowings

Loans and borrowings are initially recognized at fair value, net of transaction costs incurred. Loans and borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the loans and borrowings using the effective interest method.

Share capital
k.	Share capital

The Company’s common shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction from the issuance proceeds. Where any group company purchases the Company’s common shares, the consideration paid, including any directly attributable incremental costs, is deducted from equity as treasury shares until the shares are cancelled or reissued.

Deferred taxes
l.	Deferred taxes

Deferred taxes are recognized using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences and tax losses can be utilized.

As the Group is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, no deferred tax assets are included in the financial statements.

Revenue recognition
m.	Revenue recognition

The Group generated its revenues from wave energy projects and from performing feasibility studies.

1.	Revenue measurement

The revenue of the Group is measured by the amount of consideration the Group expects to be entitled to in exchange for transferring promised services to a customer.

2.	Identifying performance obligations

Pursuant to IFRS 15, services promised to a customer are distinct if the customer can benefit from the service supplied (either on its own or together with other resources that are readily available); and the Group’s promise to transfer the service to the customer is separately identifiable from other promises in the contract.

3.	Timing of revenue recognition

The Group recognizes revenue when the customer obtains control of the promised services under the contract with the customer. For each performance obligation, the Group determines, when entering into a contract, if it satisfies the performance obligation over time or at a point in time.

4.	Types of revenues of the Group

Revenue from wave energy projects

The Company entered into an agreement with a customer for a wave energy project. The services provided under the agreement include two performance obligations: a proprietary design of floaters and a 100KW conversion unit. The first performance obligation is distinct and does not oblige the customer to make a further purchase of the Group’s services under the agreement. As of December 31, 2024, the Company completed the first performance obligation.

Revenue from feasibility studies and engineering reports

The Group generated revenues from performing feasibility study reports to its customers. The Group recognized revenues upon providing the required reports. The Group does not grant a right of return.

Research and development expenses
n.	Research and development expenses

Research expenses are charged to profit or loss as incurred.

An intangible asset arising from development (or from the development phase of an internal project) is recognized if all of the following conditions are fulfilled:

●	technical feasibility exists for completing development of the intangible asset so that it will be available for use or sale;
●	it is management’s intention to complete development of the intangible asset for use or sale;
●	the Group has the ability to use or sell the intangible asset;
●	it is probable that the intangible asset will generate future economic benefits, including existence of a market for the output of the intangible asset or the intangible asset itself or, if the intangible asset is to be used internally, the usefulness of the intangible asset;
●	adequate technical, financial and other resources are available to complete development of the intangible asset, as well as the use or sale thereof; and
●	the Group has the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Other development costs that do not meet the foregoing conditions are charged to profit or loss as incurred. Development costs previously expensed are not recognized as an asset in subsequent periods. As of December 31, 2024, the Group has not yet capitalized development expenses.

Grants
o.	Grants:
1)	Royalty bearing Grants

Government grants, which are received by way of participation in research and development that is conducted by the Group, fall within the scope of “forgivable loans,” as set forth in International Accounting Standard (“IAS”) 20, “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

The Group recognizes each forgivable loan on a systematic basis at the same time the Group records, as an expense, the related research and development expenses for which the grant is received, provided that there is reasonable assurance that (a) the Group complies with the conditions attached to the grant and (b) it is probable that the grant will be received (usually upon receipt of approval notice).

Since at the time of grant approval there is a reasonable assurance that the Group will comply with the forgivable loan conditions attached to the grant, and it is reasonably assured that the Group will not pay royalties, grant income is recorded against the related research and development expenses in the statements of loss.

If forgivable loans are initially carried to income, as described above, and in subsequent periods it is no longer reasonably assured that royalties will not be paid, the Group recognizes a liability that is measured based on the Group’s best estimate of the amount required to settle the Group’s obligation at the end of each reporting period (see note 15e).

2)	Non royalty bearing Grants

Non government Grants received from Innovate UK – the UK’s innovation agency as part of the Energy Catalyst Round 8: clean energy - experimental development competition, for a project titled “Sea Wave Energy Powered Microgrid for Remote Islands and Rural Coasts,” as part of the Energy Catalyst Round 10: Islanded Wave Powered Microgrid Pilot for Remote Islands in Thailand, and from European Commission in the EU Horizon 2020 Research and Innovation Program as part of the ILIAD consortium for our participation in a three years program consortium of 56 partners to combine high-resolution modelling with real-time sensing of ocean parameters, are recognized at the time the Group is entitled to such grants, based on the costs incurred, and included as a deduction from research and development expenses. The grants are non-royalty bearing (see note 15e).

Employee benefits
p.	Employee benefits:
1)	Pension and severance pay obligations

Israeli labor laws and Eco Wave Power Ltd.’s employment agreements require Eco Wave Power Ltd. to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. The expense recognized in 2024, in 2023 and in 2022 in relation to these contributions was $112, $92 and $87, respectively.

2)	Vacation and recreation pay

Labor laws in Israel entitle every employee to vacation and recreation pay, both of which are computed annually. The entitlement with respect to each employee is based on the employee’s length of service at Eco Wave Power Ltd. Eco Wave Power Ltd. recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

Loss per share
q.	Loss per share

The basic loss per share is calculated by dividing the loss attributable to the holders of common shares by the weighted average number of common shares outstanding during the year. Treasury shares are deducted from the number of common shares outstanding. The Company has no potential common shares outstanding that can dilute the current shareholders.

Leases
r.	Leases

At the commencement date, the Group measures the lease liability at the present value of the lease payments that are not paid at that date. Simultaneously, the Group recognizes a right-of-use asset.

Since the interest rate implicit in the lease cannot be readily determined, the Group uses the Group’s incremental borrowing rate. This rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Group has the right to use an underlying asset, together with periods covered by options to extend the lease that the Group is reasonably certain to exercise.

After the commencement date, the Group measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right-of-use assets or the lease period, whichever is shorter:

Months
Property	24

Interest on the lease liability is recognized in profit or loss in each period during the lease term, in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Payments associated with short term leases are recognized on a straight-line basis as an expense in profit or loss. Short term leases are leases with a lease term of 12 months or less without a purchase option.
Segment reporting
s.	Segment reporting

The Company has one operating and reportable segment. This was determined based on internal consolidated management reports reviewed by the Group’s chief operating decision maker, which is the Chief Executive Officer.

New International Financial Reporting Standard
t.	New International Financial Reporting Standard:

IFRS 18, Presentation and disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and disclosure in Financial Statements, which replaces International Accounting Standard (“IAS”) 1, Presentation of Financial Statements. The new standard is a result of the IASB’s Primary Financial Statements project, which is aimed at improving comparability and transparency of communication in financial statements. While a number of sections have been brought forward from IAS 1, with limited wording changes, IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including the specified totals and subtotals. It also requires disclosure of management defined performance measures and includes new requirements for aggregation and disaggregation of financial information. In addition, certain amendments have been made to IAS 7, Statements of Cash flows. IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed.

IFRS 18 will apply retrospectively. Comparative periods in both interim and annual financial statements will need to be restated.

The Company is currently assessing the new requirements of IFRS 18.